IMPAIRMENT OF LONG-LIVED ASSETS - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Japan Gardening Equipments, Household and Other Products USD ($)	Mar. 31, 2012 Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2010 Japan Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2011 Europe Gardening Equipments, Household and Other Products JPY (¥)
Indefinite-lived Intangible Assets by Segment [Line Items]
Long-lived assets impairment loss	$ 2,610,000	¥ 214,000,000	¥ 262,000,000	¥ 1,605,000,000	$ 2,610,000	¥ 214,000,000	¥ 1,605,000,000	$ 2,610,000	¥ 214,000,000	¥ 354,000,000	¥ 262,000,000	¥ 262,000,000
Long-lived assets												¥ 0